Other disclosures - Disclosure of capital ratio (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Other Disclosures
Level 1 ordinary eligible capital (million euros)	€ 86,447	€ 84,739
Level 1 additional eligible capital (million euros)	10,226	9,645
Level 2 eligible capital (million euros)	19,076	17,460
Risk-weighted assets (million euros)	€ 616,803	€ 629,430
Level 1 ordinary capital coefficient (CET 1)	14.02%	13.46%
Level 1 additional capital coefficient (AT1)	1.66%	1.53%
Level 1 capital coefficient (TIER1)	15.67%	15.00%
Level 2 capital coefficient (TIER 2)	3.09%	2.77%
Total capital coefficient	18.77%	17.77%